CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 1,337	$ 1,545	$ 7,467,015	$ (3,119,343)	$ 4,350,554
Beginning Balance, Shares at Dec. 31, 2012	1,337,335	1,544,565
Conversion of preferred stock to common stock, Amount	$ 25,304	$ (1,545)	(23,759)
Conversion of common stock to preferred stock, Shares	25,304,017	(1,544,565)
Issuance of common stock related to debt financing, Amount	$ 269		208,821		$ 209,090
Issuance of common stock related to debt financing, Shares	268,800
Issuance of Common Stock for debt, Amount	$ 861		859,957		860,818
Issuance of Common Stock for debt, Shares	860,821
Issuance of Preferred Stock for debt, Amount, net of warrants issued		$ 264	823,396		823,660
Issuance of Preferred stock for debt, Shares, net of warrants issued		264,423
Elimination of derivative liability from conversion of debt to preferred stock			64,970		64,970
Issuance of Common Stock for services, Amount	$ 115		122,135		122,250
Issuance of Common Stock for services, Shares	114,614
Issuance of Preferred Stock for services, Amount		$ 18	69,982		70,000
Issuance of Preferred Stock for services, Shares		17,500
Issuance of Preferred Stock for cash, Amount, net of warrants issued		$ 1,495	4,364,488		4,365,983
Issuance of Preferred Stock for cash, Shares, net of warrants issued		1,495,000
Stock-based compensation			$ 794,165		794,165
Net Loss				$ (7,122,135)	(7,122,135)
Ending Balance, Amount at Dec. 31, 2013	$ 27,886	$ 1,777	$ 14,751,170	$ (10,241,478)	$ 4,539,355
Ending Balance, Shares at Dec. 31, 2013	27,885,587	1,776,923
Conversion of preferred stock to common stock, Amount	$ 16,022	$ (1,001)	(15,021)
Conversion of common stock to preferred stock, Shares	16,021,632	(1,001,352)
Issuance of Common Stock for debt, Amount	$ 2,004		599,647		$ 601,651
Issuance of Common Stock for debt, Shares	2,004,002
Issuance of Preferred Stock for debt, Amount, net of warrants issued		$ 205	619,154		$ 619,359
Issuance of Preferred stock for debt, Shares, net of warrants issued		204,732
Elimination of derivative liability from conversion of debt to preferred stock
Issuance of Common Stock for services, Amount	$ 1,751	$ 5	542,775		$ 544,531
Issuance of Common Stock for services, Shares	1,751,270	5,692
Issuance of Preferred Stock for cash, Amount, net of warrants issued		$ 505	1,440,064		$ 1,440,569
Issuance of Preferred Stock for cash, Shares, net of warrants issued		505,000
Cashless exercise of warrants, Amount	$ 78		(78)
Cashless exercise of warrants, Shares	78,427
Stock-based compensation			497,271		$ 497,271
Dividends declared on Preferred Stock			(434,096)		(434,096)
Reclassification of Derivative liability			44,751		44,751
Issuance of Common Stock for dividends on Preferred Stock, Amount	$ 882		$ 342,575		343,457
Issuance of Common Stock for dividends on Preferred Stock, Shares	881,757
Net Loss				$ (8,116,603)	(8,116,602)
Ending Balance, Amount at Dec. 31, 2014					80,245
Stock-based compensation					129,098
Ending Balance, Amount at Mar. 31, 2015					$ 2,432,772